Average Annual Total Returns - Class A C and IS shares - Federated Hermes Prudent Bear Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 1 Year		Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 5 Years		Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 10 Years		S&P 500 Inverse Daily Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P 500 Inverse Daily Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P 500 Inverse Daily Index(reflects no deduction for fees, expenses or taxes) 10 Years		1 Year	5 Years	10 Years
Total	(27.18%)	(16.75%)	(15.72%)	(27.18%)	(16.78%)	(15.73%)	(16.09%)	(11.50%)	(9.32%)	(24.23%)	(16.42%)	(15.87%)	(22.72%)	(15.61%)	(15.04%)	18.40%	[1]	15.22%	[1]	13.88%	[1]	(24.45%)	[2]	(14.37%)	[2]	(13.70%)	[2]

[1]	The Standard & Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The S&P 500 Inverse Daily Index is designed to provide the inverse performance of the Standard & Poor’s 500 Index, representing a short position in the index.